Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Bridge Media LLC [Member]
Schedule of Future Minimum Lease Payments
($ in thousands)	Future Minimum Lease Payments
2023	$12
2024	47
2025	24
2026	11
2027	11
Thereafter	46
Undiscounted Total	150
Risk free rate discount	(29)
Discounted Total	$121

($ in thousands)	Future Minimum Lease Payments
2023	$23
2024	23
2025	20
2026	11
2027	11
Thereafter	46
Undiscounted Total	133
Risk free rate discount	(32)
Discounted Total	$101

The Arena Group Holdings Inc [Member]
Schedule of Supplemental Information Related to Operating Leases

The table below presents supplemental information related to operating leases:

	Nine Months Ended September 30,
	2023	2022
Operating lease costs during the period (1)	$758	$727
Cash payments included in the measurement of operating lease liabilities during the period	$362	$351
Weighted-average remaining lease term (in years) as of period-end	1.01	2.01
Weighted-average discount rate during the period	9.9%	9.9%

(1)	Operating lease costs is presented net of sublease income that is not material.

The table below presents supplemental information related to operating leases:

	As of December 31,
	2022	2021
Operating lease costs during the year (1)	$969	$2,500
Cash payments included in the measurement of operating lease liabilities during the year	469	2,787
Operating lease liabilities arising from obtaining lease right-of-use assets during the year	-	-
Weighted-average remaining lease term (in years) as of year-end	1.75	2.75
Weighted-average discount rate during the year	9.90%	9.90%

(1)	Operating lease costs is presented net of sublease income that is not material.

Schedule of Operating Lease Costs

The components of operating lease costs were as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Operating lease costs:
Cost of revenue	$-	$-	$-	$-
Selling and marketing	-	-	-	-
General and administrative	259	328	922	891
Total operating lease costs (1)	259	328	922	891
Sublease income	(55)	(55)	(164)	(164)
	$204	$273	$758	$727

(1)	Includes certain costs associated with a business membership agreement (see below) that permits access to certain office space for the three and nine months ended September 30, 2023 of $155 and $465, respectively, and month-to-month lease arrangements for the three and nine months ended September 30, 2023 of $95 and $266, respectively.

The components of operating lease costs were follows:

	As of December 31,
	2022	2021
Operating lease costs:
Cost of revenue	$-	$1,797
Selling and marketing	-	516
General and administrative	1,187	405
Total operating costs (1)	1,187	2,718
Less sublease income	(218)	(218)
Total operating lease costs	$969	$2,500

(1)	Includes certain costs associated with a business membership agreement (see below) that permits access to certain office space for the years ended December 31, 2022 and 2021 of $170 and $612, respectively, and month-to-month lease arrangements for the years ended December 31, 2022 and 2021 of $95 and $320, respectively.

Schedule of Future Minimum Lease Payments

Maturities of the operating lease liability as of September 30, 2023 are summarized as follows:

Years Ending December 31,
2023 (remaining three months of the year)	$124
2024	373
Minimum lease payments	497
Less imputed interest	(26)
Present value of operating lease liability	$471
Current portion of operating lease liability	$471
Long-term portion of operating lease liability	-
Total operating lease liability	$471

Maturities of the operating lease liability as of December 31, 2022 are summarized as follows:

Years Ending December 31,
2023	$486
2024	373
Minimum lease payments	859
Less imputed interest	(74)
Present value of operating lease liability	$785
Current portion of operating lease liability	$427
Long-term portion of operating lease liability	358
Total operating lease liability	$785